6. Commitments and Contingencies (December 2013 Note)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
6. Commitments and Contingencies (December 2013 Note)

The years ended December 31, 2013 and 2012, rental expense related to office and laboratory space was $21,660 and $50,966, respectively. The Company’s office lease expired on September 30, 2013, at which time the offices were relocated to the MedBridge Development Company offices in Santa Barbara, California. MedBridge Development Company is paid $20,000 per month for services, office space, financial support and staff.

Effective January 1, 2011, the Company entered into five–year employment and consulting agreements with its President and CEO and other certain consultants requiring annual base salaries and fees and stock option grants in each year. The options are granted annually. Their exercise price will be the VWAP based upon the 20 days after the grant date and will be fully vested on grant and expire in December 2018. The agreements are generally cancellable by the Company with a one year severance provision in the event of termination without cause by the Company, or no severance if terminated by the Company in the event of “good reason” as defined in the agreements. Otherwise, no severance is due. The Company terminated two agreements with consultants covered by these agreements effective December 31, 2012. The options granted in 2013 to purchase 12,500 shares have an exercise price of $0.367 per share. Results of operations for the year ended December 31, 2013 and 2012 include stock based compensation of $1,292,844 and $195,500, respectively. This represents the fair value of the options vesting in the period determined using the Black-Scholes option pricing model. The consulting agreements with the Chief Scientist and one other consultant provide for royalties based on sales. Each party also entered into a non-interest bearing Unsecured Revolving Credit Note with the Company, which provides for the conversion of unpaid compensation under these employment and consulting agreements into shares of the Company. Minimum base salary commitments under these agreements approximate $594,000 for 2014 and 2015.

Under an Assignment of Patent agreement between the Company and Therapeutic Genetics, Inc. (“TGI”), the Company, among other things, is obligated to pay a royalty of 5% of the gross sales of any products derived directly from an early technology studied by the Company. Subsequently, that royalty was assigned to Therapeutic Genetics, LLC. The royalty is payable for a period equal to the life of the patent underlying the products being sold. The owners of Therapeutic Genetics LLC are substantially the same as the original founders of the Company.

In March 2013, the Company, Dr. M. Karen Newell, Ph.D. (the Company’s Chief Scientist pursuant to her consulting agreement) and Scott & White Healthcare entered into a two year Funding Agreement to reimburse the Company for its sole sponsorship of the Phase I clinical trial research expenses it has or will incur during the term of the agreement, conducted for the benefit of the Company’s licensed MDT and TPT technologies. The agreement can be cancelled by any party to it on 30 days advance notice, but all parties would remain obligated for their performance through the date or any such termination. This research is in part funded through grants and other non-Company funding provided to the lab of Dr. M. Karen Newell Rogers from donated funds received for this purpose by Scott & White Healthcare (a non-profit organization) (“S&W”). Among other obligations under this agreement, the Company must (i) indemnify Scott & White and Dr. Newell from and against all liabilities, claims, losses and damages they may incur arising from this agreement or any act or omission of the Company related to its sponsorship of the clinical trial and (ii) procure and maintain certain commercial general, professional liability and clinical professional liability insurance in the amount of $10 million for damages that may arise from the agreement or any act or omission by the Company related to the Company’s sponsorship of the clinical trial. Payments by Scott & White are to total $410,852 plus an additional $63,000 on behalf of Dr. Newell for past expenses of the Company related to the preparation and drafting of the study protocol. In the year ended December 31, 2013, the Company received $403,578, in reimbursements from Scott & White Health Sciences Center at San Antonio (including $63,000 on behalf of Dr. Newell). Through December 31, 2013, $267,927 has been paid to the University of Texas by the Company and the remaining $135,650 is included in accrued expenses. Actual amounts determined upon completion will be recorded at that time. Pursuant to the agreement, the Company has agreed to incur at least $100,000 of expenses associated with the clinical trial during the term of this agreement.

Effective in July 2013, the Company and S&W entered into a Patent License Agreement with respect to certain intellectual property and patents developed or co-developed by Dr. M. Karen Newell for her employer, Texas A &M University Hospital Science Center (“HSC”). HSC has previously granted S&W the exclusive right to market and license these rights. Under the agreement, S&W grants the Company an exclusive license under the patent rights and intellectual property to make, have made, use and sell the Licensed Products worldwide and in all applications, to the end of the patent term. The term shall last to the expiration of the last patent rights. The US and International provisional patent rights include MHC Engagement and CLIP Modulation for the Treatment of Disease, CLIP Modulation for the Treatment of Mucosal Diseases, Cancer Biomarkers and Therapeutics and Methods and Products For Treating Preeclampsia and Modulating Blood Pressure. The Company may terminate this agreement on 90 days advance written notice. S&W may cancel the agreement by giving notice of a material breach by the Company which is not cured within 60 days after receipt of notice to cure the breach.

Among other terms and conditions contained in the agreement, the Company was required to make an initial $50,000 payment to S&W, and is obligated to make royalty payments to S & W of 3% of net sales (on an as collected basis) in developed countries and 0.5% of net sales in underdeveloped countries (as defined by the World Bank), of licensed products or services requiring their use, subject to adjustment as defined in the agreement. In order to maintain the license, the Company must pay S&W minimum annual consideration, in combination with the aforementioned royalties, as follows:

(a)	Calendar Year 2013, payable January 1, 2014	$20,000
(b)	Calendar Year 2014, payable January 1, 2015	$40,000
(c)	Calendar Year 2015, payable January 1, 2016	$70,000
(d)	Calendar Year 2016, payable January 1, 2017	$100,000
(e)	Calendar Year 2017, payable January 1, 2018	$150,000
(f)	Calendar Year 2018, payable January 1, 2019 and each January 1 year thereafter through the expiration of the Agreement	$200,000

The Company is in compliance with these payment terms.

In addition, the Company is obligated for certain milestone payments –

•	For each Phase I clinical trial - $100,000
•	Upon successful conclusion of each Phase III clinical trial or any other clinical trial following a Phase II clinical trial for each licensed product - $500,000
•	Upon each regulatory/market approval on each licensed product/indication - $2,000,000.

The Company may sublicense its rights to parties that are satisfactory to S&W, and must pay royalties to S&W as indicated above, for receipts derived from net sales of products. There may be certain reductions in the event the Company must pay consideration to third parties.

The Company is responsible for prosecution and maintenance of the patent rights after the effective date and will be directly responsible for such future expenses of filing and protection of patent claims, including counsel fees. The agreement contains other obligations on the Company for timely periodic reporting of its activities and other matters that are material to maintenance of the patent rights.